Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Feb. 29, 2012
Income Statement [Abstract]
Revenues
Cost of Sales
Gross Profit
General and administrative expenses	806,789	1,088,272	1,698,488	1,724,371	4,216,766	805,249	5,536,322	7,234,810
General and administrative expenses - related parties	97,032	8,000,000	134,055	8,000,000	9,087,043		9,087,043	9,221,098
Operating Loss	(903,821)	(9,088,272)	(1,832,543)	(9,724,371)	(13,303,809)	(805,249)	(14,623,365)	(16,455,908)
Other (Income) and Expense
Gain on settlement of debt							(3,333)	(3,333)
Interest expense		790,267		1,297,023	942,003	146,676	1,089,358	1,089,358
Interest expense - related parties					692,826	423,034	1,631,374	1,631,374
Interest Income	(1,127)	(814)	(5,253)	(814)	(14,917)		(14,917)	(20,170)
Loss from continuing operations	(902,694)	(9,877,725)	(1,827,290)	(11,020,580)	(14,923,721)	(1,374,959)	(17,325,847)	(19,153,137)
Gain (Loss) from discontinued operations		120,000		320,000	350,000	(940,240)	(1,616,717)	(1,616,717)
Net Loss	$ (902,694)	$ (9,757,725)	$ (1,827,290)	$ (10,700,580)	$ (14,573,721)	$ (2,315,199)	$ (18,942,564)	$ (20,769,854)
Basic And Diluted Loss per share from continuing operations	$ 0.00	$ (0.03)	$ 0.00	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.21)	$ (0.18)
Basic And Diluted Loss per share from discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Basic And Diluted Net Loss per share	$ 0.00	$ (0.03)	$ 0.00	$ (0.03)	$ (0.04)	$ (0.02)	$ (0.23)	$ (0.20)
Weighted Average Shares Outstanding	460,267,726	363,163,252	459,901,059	333,503,293	394,388,436	115,018,082	83,557,935	106,055,958